Warrants (Details Textual) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 09, 2018	Sep. 30, 2019	Dec. 31, 2018
Warrants (Textual)
Exercise price		$ 7.50	$ 7.50
Warrants exercise price		0.003	0.003
Common stock equals price		150.00	$ 150.00
GACP Finance Co., LLC, [Member] | Warrants [Member]
Warrants (Textual)
Warrant to purchase shares of common stock	40,000
Exercise price	$ 7.50	$ 7.50
Exercise price description	The exercise price of the Additional Warrants, if issued, will be $9.00 per share for the first Additional Warrant, $10.50 per share for the second Additional Warrant, $12.00 per share for the third Additional Warrant and $13.50 per share for the fourth Additional Warrant, with the number of shares and exercise price subject to adjustment as set forth in the Additional Warrants Agreement and the Additional Warrant.
Expire		3 years	3 years
Fair value of warrants		$ 7,660	$ 7,660
Exercise price		$ 7.50	$ 7.50
Risk free rate		2.28%	2.28%
Volatility		114.11%	114.11%
Expected life		3 years	3 years
GACP Finance Co., LLC, [Member] | Additional Warrants Agreement [Member]
Warrants (Textual)
Warrants to purchase of common stock	6,667